Inventories (Tables)	9 Months Ended
Sep. 30, 2020
Inventories [Abstract]
Schedule of Inventories

	At December 31, 2019	At September 30, 2020
	(in thousands)
Components	$2,645	$1,724
Finished goods	4,702	4,765
Total inventories at cost	$7,347	$6,489
Depreciation of components	$2	$2
Depreciation of finished goods	681	686
Total depreciation	$683	$688
Components, net	$2,643	$1,722
Finished goods, at the lower of cost and net realizable value	4,021	4,079
Total net inventories	$6,664	$5,801